Description of the Business and Going Concern and Management's Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (10,429,839)	$ (11,631,394)
Net cash used in operating activities	(6,410,758)	(3,621,172)
Working capital deficit	(9,910,994)
Cash and cash equivalents	$ 1,760,455	$ 364,549	$ 730,184